Deferred Income Taxes	12 Months Ended
Dec. 31, 2018
Deferred Income Taxes
17. Deferred Income Taxes

(a) A reconciliation of income tax provision computed at Canadian statutory rates to the reported income tax provision is provided as follows:

	2018	2017

Net (loss) income for the year	$(1,125)	$(1,960)
Canadian statutory tax rate	27.0%	26.0%

Income tax expense (benefit) computed at statutory rates	$(304)	$(510)
Temporary differences	(70)	12
Items not taxable/deductible for income tax purposes	44	102
Tax losses and tax offsets recognized/unrecognized in tax asset	359	502
Under (over) provided in prior years	104	-
Expired losses	-	63
Effect of change in tax rates	-	(107)
Impact of foreign exchange on tax assets and liabilities	(133)	(62)

Deferred income tax recovery	$-	$-

Effective January 1, 2018, the Canadian federal corporate tax rate is 15% and the British Columbia provincial tax rate is 12% for a total Canadian statutory tax rate of 27%.

(b) The tax effected items that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31, 2018 and 2017 are presented below:

December 31,
	2018	2017
Deferred tax assets
Non-capital losses carried forward	$-	$-
Deferred tax assets	-	-

Deferred tax liabilities
Marketable securities
Book value over tax value of property, plant and equipment	-	-
Book value over tax value of mineral properties	-	-
Deferred tax liabilities	-	-

Net deferred tax assets	$-	$-

(c) The Company recognizes tax benefits on losses or other deductible amounts where the probable criteria for the recognition of deferred tax assets have been met. The Company’s unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consist of the following amounts:

	December 31,
	2018	2017
Non-capital losses	$6,278	$5,573
Marketable securities	164	106
Share issue costs	86	173
Unrealized foreign exchange	336	186
Tax value over book value of mineral properties	6,544	7,262
Tax value over book value of equipment	1,259	1,345
Unrecognized deductible temporary differences	$14,667	$14,645

As at December 31, 2018, the Company’s unrecognized unused non-capital losses have the following expiry dates:

2026	$53
2027	225
2030	455
2031	778
2032	834
2033	272
2034	813
2035	1,013
2036	-
2037	1,172
2038	662

$6,277